Trade and other receivables - Disclosure of Detailed Information about Trade and Other Receivables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	SFr 286	SFr 295
Value added tax	470	253
Withholding tax	1,484	1,339
Other receivables	77	66
Trade and other receivables	SFr 2,317	SFr 1,953